Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Capital Trust
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Schwab International Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Schwab International Opportunities Fund
Class Name	Schwab International Opportunities Fund
Trading Symbol	SWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Opportunities Fund	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND
PERFORMANCE
For the 12-month period ended October 31, 2025, the fund returned 23.82%. The MSCI EAFE
®
Index (Net)
1
returned
23.03%.
Over
the 12-month reporting period, all four of the fund’s active subadvisers posted positive returns.

Columbia Management Investment Advisers, LLC (Columbia)
outperformed its comparative index. As of October 31, 2025,
Columbia managed 27.6% of the fund’s net assets.
■

Contributed to total return:
●
Japanese securities, including Mitsubishi UFJ Financial
Group, Inc.
●
Securities from the Netherlands
■

Detracted from total return:
●
Danish securities, including Class B holdings of Novo
Nordisk AS
●
Securities from Kazakhstan
■

From an individual security perspective:
●
Class A holdings of Societe Generale SA were the largest
contributor to total return (Columbia’s position was sold
prior to the end of the reporting period)
●
Class B holdings of Novo Nordisk AS were the largest
detractor from total return
American Century Investment Management, Inc. (American
Century) outperformed its comparative index. As of October 31,
2025, American Century managed 19.5% of the fund’s net
assets.
■

Contributed to total return:
●
Japanese securities, including Ryohin Keikaku Co. Ltd.
●
Canadian securities
■

Detracted from total return:
●
Indian securities, including KEI Industries Ltd. (American
Century’s position was sold prior to the end of the reporting period)
●
Swedish securities
■

From an individual security perspective:
●
Lundin Gold, Inc. was the largest contributor to total return
●
NEXTDC Ltd. was the largest detractor from total return
Baillie Gifford Overseas Limited (Baillie Gifford) outperformed its comparative index. As of October 31, 2025, Baillie Gifford
managed
10.6% of the fund’s net assets.
■

Contributed to total return:
●
Swedish securities, including Spotify Technology SA
●
Securities from the United States
■

Detracted from total return:
●
German securities, including Delivery Hero SE
●
Chinese securities
■

From an individual security perspective:
●
Spotify Technology SA was the largest contributor to total
return
●
Class B holdings of Meituan were the largest detractor from
total return
Harris Associates L.P. (Harris) underperformed its comparative index. As of October 31, 2025, Harris managed 8.7% of the
fund’s net assets.
■

Detracted from total return:
●
Indonesian securities, including Bank Mandiri Persero Tbk.
PT
●
Danish securities
■

Contributed to total return:
●
German securities, including Continental AG
●
French securities
■

From an individual security perspective:
●
WPP PLC was the largest detractor from total return
(Harris’ position was sold prior to the end of the reporting period)
●
Continental AG was the largest contributor to total return
Schwab Asset Management seeks to track the performance of
the FTSE Developed ex US Quality Factor Index. The fund’s
allocation to Schwab Asset Management performed in line with this objective, generally tracking its comparative index. As of
October 31, 2025, Schwab Asset Management managed 33.6%
of the fund’s net
assets
.
■

Contributed to total return:
●
Securities from the United Kingdom, including Rolls-Royce
Holdings PLC
●
Securities from the Republic of Korea
■

Detracted from total return:
●
Danish securities, including Class B holdings of Novo
Nordisk AS
●
Italian securities
Portfolio holdings may have changed since the report
date
.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3,4

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Opportunities Fund (04/02/2004) 1,2,3	23.82%	6.87%	6.69%
MSCI EAFE ® Index (Net) 4	23.03%	12.33%	7.48%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Inception Date	Apr. 02, 2004
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,173,000,000
Holdings Count | Holding	1,024
Advisory Fees Paid, Amount	$ 6,848,933
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,173
Number of Holdings (excludes derivatives)	1,024
Portfolio Turnover Rate	69%
Advisory Fees Paid by the Fund	$6,848,933
Weighted Average Market Cap (millions)	$151,283
Price/Earnings Ratio (P/E)	21.4
Price/Book Ratio (P/B)	3.2
Foreign Tax Paid and Passed Through	$2,639,734
Gross Income From Foreign Sources	$29,247,426
Qualified Dividend Income	$20,037,277

Holdings [Text Block]
Sector Weightings % of
Investments
1
Top Equity Holdings % of Net
Assets
Top Country Weightings % of Investments
1
Portfolio holdings may have changed since the report
date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab &
Co
., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Schwab Core Equity Fund
Shareholder Report [Line Items]
Fund Name	Schwab Core Equity Fund
Class Name	Schwab Core Equity Fund
Trading Symbol	SWANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Core Equity Fund	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 16.89%. The S&P 500
®
Index returned 21.45%.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Financials sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities
From an individual security perspective:
■

Fidelity National Information Services, Inc. was the largest detractor from total return
■

NVIDIA Corp. was the largest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (07/01/1996) 1	16.89%	15.73%	12.10%
S&P 500 ® Index	21.45%	17.64%	14.64%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 1996
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,549,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 6,903,533
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,549
Number of Holdings	54
Portfolio Turnover Rate	20%
Advisory Fees Paid by the Fund	$6,903,533
Weighted Average Market Cap (millions)	$1,762,005
Price/Earnings Ratio (P/E)	31.1
Price/Book Ratio (P/B)	6.3
Dividends Received Deduction	100.00%
Qualified Dividend Income	$14,423,421
Long Term Capital Gain Distribution	$101,266,284

Holdings [Text Block]
Sector Weightings % of Investments
Top Equity Holdings % of Net Assets
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered
under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Dividend Equity Fund
Shareholder Report [Line Items]
Fund Name	Schwab Dividend Equity Fund
Class Name	Schwab Dividend Equity Fund
Trading Symbol	SWDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Dividend Equity Fund	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 10.73%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The Russell 1000
®
Value Index,
which returned 11.15%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Lower yielding dividend stocks drove returns of the fund and the Russell 1000
®
Value Index with performance driven by
advancements in artificial intelligence (AI) within the information technology and communications services sectors
■

As of October 31, 2025, the fund’s dividend yield was 2.36%, higher than the 1.92% dividend yield of the index. As of October 31,
2025, the fund’s 30-Day SEC yield was 1.62%.
■

Top detractors from total return:
●
Health care sector securities, including UnitedHealth Group, Inc. (which was sold prior to the end of the reporting period)
●
Real estate sector securities
■

Top contributors to total return:
●
Information technology sector securities, including Broadcom, Inc.
●
Financials sector securities
■

From an individual security perspective:
●
UnitedHealth Group, Inc. was the largest detractor from total return
●
Broadcom, Inc. was the largest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Value Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (09/02/2003) 1,2	10.73%	14.34%	8.33%
S&P 500 ® Index 3	21.45%	17.64%	14.64%
Russell 1000 ® Value Index	11.15%	14.28%	9.97%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Value Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Sep. 02, 2003
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 583,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,413,302
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$583
Number of Holdings	63
Portfolio Turnover Rate	8%
Advisory Fees Paid by the Fund	$3,413,302
Weighted Average Market Cap (millions)	$552,481
Price/Earnings Ratio (P/E)	20.8
Price/Book Ratio (P/B)	3.4
30-Day SEC Yield	1.62%
Dividends Received Deduction	100.00%
Qualified Dividend Income	$9,694,895
Long Term Capital Gain Distribution	$3,811,691

Holdings [Text Block]
Sector Weightings % of Investments
Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a s
ervice
mark of MSCI and S
&P and has
been licensed for use by Charles Schwab & Co., Inc.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Large-Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Schwab Large-Cap Growth Fund
Class Name	Schwab Large-Cap Growth Fund
Trading Symbol	SWLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Large-Cap Growth Fund*	$114	0.99%
*
Expenses were reduced by a contractual fee waiver in effect for so long as th
e investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 114	[1]
Expense Ratio, Percent	0.99%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 29.65%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The Russell 1000
®
Growth Index,
which returned 30.52%, is the fund’s additional index, and is more repr esentative
of the fund’s investment universe than the
regulatory index.
■

Large-cap growth stocks outperformed the broader market primarily driven by advancements in artificial intelligence (AI) within the information technology sector and strong sales and earnings growth of mega-capitalization companies
■

Top detractors from total return:
●
Health care sector securities, including Thermo Fisher Scientific, Inc. (which was sold prior to the end of the reporting period)
●
Energy sector securities
■

Top contributors to total return:
●
Information technology sector securities, including NVIDIA Corp.
●
Communication services sector securities
■

From an individual security perspective:
●
Class A holdings of Accenture PLC were the largest detractor from total return
●
NVIDIA Corp. was the largest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/03/2005) 1	29.65%	18.74%	15.79%
S&P 500 ® Index 2	21.45%	17.64%	14.64%
Russell 1000 ® Growth Index	30.52%	19.24%	18.28%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Oct. 03, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 617,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,685,561
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$617
Number of Holdings	58
Portfolio Turnover Rate	22%
Advisory Fees Paid by the Fund	$3,685,561
Weighted Average Market Cap (millions)	$1,887,334
Price/Earnings Ratio (P/E)	42.9
Price/Book Ratio (P/B)	13.4
Long Term Capital Gain Distribution	$562,663

Holdings [Text Block]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use b
y Charle
s Schwab & Co., Inc.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Small-Cap Equity Fund
Shareholder Report [Line Items]
Fund Name	Schwab Small-Cap Equity Fund
Class Name	Schwab Small-Cap Equity Fund
Trading Symbol	SWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Equity Fund	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 12.59%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The Russell 2000
®
Index, which
returned 14.41%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Small-cap stocks underperformed the broader market primarily driven by advancements in artificial intelligence (AI) within the information technology sector and strong sales and earnings growth of mega-capitalization companies
■

Top detractors from total return:
●
Real estate sector securities, including Innovative Industrial Properties, Inc. (which was sold prior to the end of the reporting period)
●
Communication services sector securities
■

Top contributors to total return:
●
Industrials sector securities, including Class A holdings of Bloom Energy Corp.
●
Health care sector securities
■

From an individual security perspective:
●
Vaxcyte, Inc. was the largest detractor from total return (which was sold prior to the end of the reporting period)
●
Class A holdings of Bloom Energy Corp. were the largest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000
®
Index is the fund’s additional index and
is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (07/01/2003) 1	12.59%	15.31%	9.07%
S&P 500 ® Index 2	21.45%	17.64%	14.64%
Russell 2000 ® Index	14.41%	11.50%	9.36%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000
®
Index is the fund’s additional index and
is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Jul. 01, 2003
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 646,000,000
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 4,957,681
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$646
Number of Holdings (excludes derivatives)	340
Portfolio Turnover Rate	108%
Advisory Fees Paid by the Fund	$4,957,681
Weighted Average Market Cap (millions)	$4,952
Price/Earnings Ratio (P/E)	16.7
Price/Book Ratio (P/B)	2.1
Dividends Received Deduction	44.12%
Qualified Dividend Income	$5,902,952
Long Term Capital Gain Distribution	$63,985,427
Qualified Business Income (199A)	$798,017

Holdings [Text Block]
Sector Weightings % of Investments
1
Top Equity Holdings % of Net Assets
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Less than 0.05%.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Health Care Fund
Shareholder Report [Line Items]
Fund Name	Schwab Health Care Fund
Class Name	Schwab Health Care Fund
Trading Symbol	SWHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Health Care Fund	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 0.20%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The Dow Jones Global Health Care
Index, which returned 0.93%, is the fund’s
additional
index, and is more representative of the fund’s investment universe than the regulatory index.
■

Health care stocks underperformed the broader market as the health care sector is typically more defensive and has lower volatility than the broader market and tends to underperform in periods of strong growth
■

Top detractors from total return:
●
Managed health care sub-industry securities, including UnitedHealth Group, Inc.
●
Health care services sub-industry securities
■

Top contributors to total return:
●
Health care distributors sub-industry securities, including McKesson Corp.
●
Biotechnology sub-industry securities
■

From an individual security perspective:
●
UnitedHealth Group, Inc. was the largest detractor from total return
●
Johnson & Johnson was the largest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (07/03/2000) 1,2	0.20%	7.19%	7.47%
S&P 500 ® Index 3	21.45%	17.64%	14.64%
Dow Jones Global Health Care Index	0.93%	6.34%	7.47%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Jul. 03, 2000
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 640,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,649,317
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (millions)	$640
Number of Holdings	83
Portfolio Turnover Rate	41%
Advisory Fees Paid by the Fund	$3,649,317
Weighted Average Market Cap (millions)	$239,029
Price/Earnings Ratio (P/E)	24.3
Price/Book Ratio (P/B)	4.4
Dividends Received Deduction	100.00%
Qualified Dividend Income	$5,048,204
Long Term Capital Gain Distribution	$57,382,957

Holdings [Text Block]
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab International Core Equity Fund
Shareholder Report [Line Items]
Fund Name	Schwab International Core Equity Fund
Class Name	Schwab International Core Equity Fund
Trading Symbol	SICNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Core Equity Fund*	$98	0.86%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 98	[1]
Expense Ratio, Percent	0.86%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 28.77%. The MSCI EAFE
®
Index (Net)
1
which
returned 23.03%.
Top contributors to total return:
■

Securities from the United Kingdom, including HSBC Holdings PLC
■

Japanese securities
Top detractors from total return:
■

Danish securities, including Class B holdings of Novo Nordisk AS
■

Belgian securities
From an individual security perspective:
■

Heidelberg Materials AG was the largest contributor to total return
■

Class B holdings of Novo Nordisk AS were the largest detractor from total return
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (05/30/2008) 1,2	28.77%	13.52%	7.40%
MSCI EAFE ® Index (Net) 3	23.03%	12.33%	7.48%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Inception Date	May 30, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 831,000,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 4,081,658
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$831
Number of Holdings	146
Portfolio Turnover Rate	76%
Advisory Fees Paid by the Fund	$4,081,658
Weighted Average Market Cap (millions)	$125,533
Price/Earnings Ratio (P/E)	13.9
Price/Book Ratio (P/B)	2.2
Foreign Tax Paid and Passed Through	$1,601,232
Gross Income From Foreign Sources	$24,947,891
Qualified Dividend Income	$16,664,601

Holdings [Text Block]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab S&P 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab S&P 500 Index Fund
Class Name	Schwab S&P 500 Index Fund
Trading Symbol	SWPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Fund	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 21.43%. The S&P 500
®
Index returned 21.45%
during the same period. Differences between the return of the fund and the return of the S&P 500
®
Index may be attributable to,
among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities,
including
NVIDIA Corp.
■

Communication services sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (05/19/1997) 1	21.43%	17.61%	14.59%
S&P 500 ® Index	21.45%	17.64%	14.64%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	May 19, 1997
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 130,454,000,000
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 22,994,531
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$130,454
Number of Holdings (excludes derivatives)	502
Portfolio Turnover Rate	3%
Advisory Fees Paid by the Fund	$22,994,531
Weighted Average Market Cap (millions)	$1,497,042
Price/Earnings Ratio (P/E)	28.5
Price/Book Ratio (P/B)	5.2
Dividends Received Deduction	92.25%
Qualified Dividend Income	$1,270,950,224
Qualified Business Income (199A)	$51,137,635

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Less than 0.05%.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 6-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Small-Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Small-Cap Index Fund
Class Name	Schwab Small-Cap Index Fund
Trading Symbol	SWSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Index Fund	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 14.50%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the Russell 2000
®
Index, which returned 14.41% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Industrials sector securities, including Class A holdings of Bloom Energy Corp.
■

Information technology sector securities
Top detractors from total return:
■

Real estate sector securities, including Innovative Industrial Properties, Inc.
■

While there were no additional sectors that detracted from the total return of the fund, consumer staples sector securities were the smallest contributors to total return
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Russell 2000
®
” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The
Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000
®
Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (05/19/1997) 1	14.50%	11.55%	9.42%
S&P 500 ® Index 2	21.45%	17.64%	14.64%
Russell 2000 ® Index	14.41%	11.50%	9.36%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Russell 2000
®
” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The
Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000
®
Index. The fund does not seek to track the regulatory index.

Performance Inception Date	May 19, 1997
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 7,193,000,000
Holdings Count | Holding	1,962
Advisory Fees Paid, Amount	$ 2,624,440
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$7,193
Number of Holdings (excludes derivatives)	1,962
Portfolio Turnover Rate (excludes in-kind transactions)	12%
Advisory Fees Paid by the Fund	$2,624,440
Weighted Average Market Cap (millions)	$4,875
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	2.0
Dividends Received Deduction	56.59%
Qualified Dividend Income	$62,974,278
Qualified Business Income (199A)	$14,342,702

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Total Stock Market Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Total Stock Market Index Fund
Class Name	Schwab Total Stock Market Index Fund
Trading Symbol	SWTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Total Stock Market Index Fund	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 20.85%. The Dow Jones U.S. Total Stock Market
Index
SM
returned 20.90% during the same period. Differences between the return of the fund and the return of the Dow Jones
U.S. Total Stock Market Index
SM
may be attributable to, among other things, the operational and trans actional c
osts incurred by the
fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securit
ies, in
cluding NVIDIA Corp.
■

Communication
services
sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
” and “S&P
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a registered trademark
of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by
Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market Index
SM
” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow
Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (06/01/1999) 1	20.85%	16.67%	13.99%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
” and “S&P
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a registered trademark
of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by
Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market Index
SM
” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow
Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jun. 01, 1999
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 31,970,000,000
Holdings Count | Holding	3,018
Advisory Fees Paid, Amount	$ 8,471,431
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$31,970
Number of Holdings (excludes derivatives)	3,018
Portfolio Turnover Rate	3%
Advisory Fees Paid by the Fund	$8,471,431
Weighted Average Market Cap (millions)	$1,320,594
Price/Earnings Ratio (P/E)	27.6
Price/Book Ratio (P/B)	4.6
Dividends Received Deduction	89.32%
Qualified Dividend Income	$303,045,509
Qualified Business Income (199A)	$19,174,053

Holdings [Text Block]
Sector Weightings % of Investments
1
Top Equity Holdings % of Net Assets
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 7-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab U.S. Large-Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Large-Cap Growth Index Fund
Class Name	Schwab U.S. Large-Cap Growth Index Fund
Trading Symbol	SWLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth Index Fund	$4	0.035%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.035%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fu
n
d returned 30.44%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index, which returned 30.52% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell 1000
®
Growth Index may
be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from to
tal
return:
■

Real estate sector securities, including American Tower Corp.
■

Consumer staples sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities
Portfolio holdings may have changed since the re
po
rt d
ate.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 20, 2017 - O
ctobe
r 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Ret
urn
s

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/2017) 1	30.44%	19.19%	18.70%
S&P 500 ® Index 2	21.45%	17.64%	14.51%
Russell 1000 ® Growth Ind ex	30.52%	19.24%	18.75%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Dec. 20, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 4,565,000,000
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,235,933
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Sta
tist
ics

Net Assets (millions)	$4,565
Number of Holdings (excludes derivatives)	388
Portfolio Turnover Rate (excludes in-kind transactions)	16%
Advisory Fees Paid by the Fund	$1,235,933
Weighted Average Market Cap (millions)	$2,180,540
Price/Earnings Ratio (P/E)	41.0
Price/Book Ratio (P/B)	14.6
Dividends Received Deduction	97.17%
Qualified Dividend Income	$16,354,834
Qualified Business Income (199A)	$329,453

Holdings [Text Block]
Sector Weightings % of In
vest
ments
1
Top Equity
Holdi
ngs % of N
et Assets
Portfolio holdings may have changed since the rep
ort dat
e.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdi ngs % of N et Assets Portfolio holdings may have changed since the rep ort dat e.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 8-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on August 14, 2025. Certain of the fund’s fi nan
cial statements were retroactively adjusted for the period
ended October 31, 2025, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab U.S. Large-Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Large-Cap Value Index Fund
Class Name	Schwab U.S. Large-Cap Value Index Fund
Trading Symbol	SWLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 IN
VESTMEN
T)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value Index Fund	$4	0.035%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.035%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 11.13%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the Russell 1000
®
Value Index, which returned 11.15% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell 1000
®
Value Index may
be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Materials sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Industrials sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 20, 2017 - Octob
er 31
, 2025)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Value Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/2017) 1	11.13%	14.25%	9.01%
S&P 500 ® Index 2	21.45%	17.64%	14.51%
Russell 1000 ® Value Index	11.15%	14.28%	9.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Value Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Dec. 20, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 919,000,000
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 290,473
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (million s)	$919
Number of Holdings (excludes derivatives)	860
Portfolio Turnover Rate (excludes in-kind transactions)	16%
Advisory Fees Paid by the Fund	$290,473
Weighted Average Market Cap (millions)	$374,344
Price/Earnings Ratio (P/E)	20.4
Price/Book Ratio (P/B)	2.7
Dividends Received Deduction	85.35%
Qualified Dividend Income	$13,841,446
Long Term Capital Gain Distribution	$4,943,466
Qualified Business Income (199A)	$1,007,357

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
Portfolio holdings may have changed since the rep
ort date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940
, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the rep ort date .
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 4-for-1 share split for the fund, which applied to sh
areholders of record as of
the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab U.S. Mid-Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Mid-Cap Index Fund
Class Name	Schwab U.S. Mid-Cap Index Fund
Trading Symbol	SWMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap Index Fund	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 10.68%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the Russell Midcap
®
Index, which returned 10.79% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell Midcap
®
Index may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Materials sector securities, including Dow, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including Class A holdings of Palantir Technologies, Inc. (which was sold prior to the end of the reporting period)
■

Financials sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 20, 2017 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell Midcap
®
Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index
Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap
®
Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Returns
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/2017) 1	10.68%	12.29%	9.80%
S&P 500 ® Index 2	21.45%	17.64%	14.51%
Russell Midcap ® Index	10.79%	12.33%	9.86%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell Midcap
®
Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index
Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap
®
Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Dec. 20, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 2,209,000,000
Holdings Count | Holding	801
Advisory Fees Paid, Amount	$ 773,313
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (millions)	$2,209
Number of Holdings (excludes derivatives)	801
Portfolio Turnover Rate (excludes in-kind transactions)	11%
Advisory Fees Paid by the Fund	$773,313
Weighted Average Market Cap (millions)	$30,631
Price/Earnings Ratio (P/E)	22.0
Price/Book Ratio (P/B)	2.9
Dividends Received Deduction	65.49%
Qualified Dividend Income	$18,786,739
Long Term Capital Gain Distribution	$14,697,002
Qualified Business Income (199A)	$3,034,173

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 5-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab International Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab International Index Fund
Class Name	Schwab International Index Fund
Trading Symbol	SWISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Index Fund	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 23.33%. The MSCI EAFE
®
In
d
ex (Net)
1
returned
23.03% during the same period.
Top contributors to total return:
■

Japanese securities, including SoftBank Group Corp.
■

Securities from the United Kingdom
Top detractors from total return:
■

Danish securities, including Class B holdings of Novo Nordisk AS
■

Securities from New Zealand
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “MSCI EAFE
®
” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is
not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (05/19/1997) 1,2	23.33%	12.39%	7.64%
MSCI EAFE ® Index (Net) 3	23.03%	12.33%	7.48%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “MSCI EAFE
®
” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is
not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Inception Date	May 19, 1997
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 12,402,000,000
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 6,571,561
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$12,402
Number of Holdings (excludes derivatives)	695
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$6,571,561
Weighted Average Market Cap (millions)	$101,449
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.1
Foreign Tax Paid and Passed Through	$23,062,027
Gross Income From Foreign Sources	$350,504,344
Qualified Dividend Income	$267,299,603

Holdings [Text Block]
Sector Weightings % of Investments
1
Top Equity Holdings % of Net Assets
Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Cla ssifica
tion Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Less than 0.05%.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Large Company Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Large Company Index Fund
Class Name	Schwab Fundamental U.S. Large Company Index Fund
Trading Symbol	SFLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You
can
also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company Index Fund	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 14.48%. The Russell 1000
®
Index, which serves as
the fund’s regulatory index and provides a broad measure of market performance, returned 21.14%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index which returned 14.72% during the same period.
The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI
Fundamental High Liquidity US Large Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities, including Microsoft Corp.
■

Financials sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company Index Fund (04/02/2007) 1	14.48%	18.08%	12.84%
Russell 1000 ® Index 2	21.14%	17.05%	14.39%
RAFI Fundamental High Liquidity US Large Index 3	14.72%	N/A	N/A
Russell RAFI TM US Large Company Index	14.64%	18.36%	13.11%
Fundamental US Large Spliced Index	14.72%	18.36%	13.11%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Performance Inception Date	Apr. 02, 2007
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 10,559,000,000
Holdings Count | Holding	731
Advisory Fees Paid, Amount	$ 24,530,589
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$10,559
Number of Holdings (excludes derivatives)	731
Portfolio Turnover Rate (excludes in-kind transactions)	10%
Advisory Fees Paid by the Fund	$24,530,589
Weighted Average Market Cap (millions)	$698,559
Price/Earnings Ratio (P/E)	20.1
Price/Book Ratio (P/B)	2.6
Dividends Received Deduction	100.00%
Qualified Dividend Income	$165,577,503

Holdings [Text Block]
Sector Weightings % of
Investments
1
Top Equity Holdings % of Net Assets
Portfolio holdings may have
changed
since the report da
te.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report da te.
Schwab Fundamental U.S. Small Company Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Small Company Index Fund
Class Name	Schwab Fundamental U.S. Small Company Index Fund
Trading Symbol	SFSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A
HYPOTHETICAL
$10,000 INVESTMENT)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company Index Fund	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 6.16%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index which returned 6.32% during the same period.
The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI
Fundamental High Liquidity US Small Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Consumer staples sector securities, including Spectrum Brands Holdings, Inc.
■

Health care sector securities
Top contributors to total return:
■

Information technology sector securities, including ViaSat, Inc.
■

Industrials sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company Index Fund (04/02/2007) 1	6.16%	14.23%	9.34%
S&P 500 ® Index 2	21.45%	17.64%	14.64%
RAFI Fundamental High Liquidity US Small Index 3	6.32%	N/A	N/A
Russell RAFI TM US Small Company Index	6.75%	14.54%	9.58%
Fundamental US Small Spliced Index	6.32%	14.43%	9.52%
Russell 2000 ® Index	14.41%	11.50%	9.36%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Performance Inception Date	Apr. 02, 2007
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,747,000,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 4,371,488
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,747
Number of Holdings (excludes derivatives)	969
Portfolio Turnover Rate (excludes in-kind transactions)	30%
Advisory Fees Paid by the Fund	$4,371,488
Weighted Average Market Cap (millions)	$8,777
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	1.6
Dividends Received Deduction	74.72%
Qualified Dividend Income	$22,978,092
Qualified Business Income (199A)	$4,673,931

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this
report
use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental International Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Equity Index Fund
Class Name	Schwab Fundamental International Equity Index Fund
Trading Symbol	SFNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity Index Fund	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 28.74%. The MSCI EAFE
®
Index (Net)
1
, which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 23.03%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
1
which returned 28.47%
during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Japanese securities, including SoftBank Group Corp.
■

Securities from the United Kingdom
Top detractors from total return:
■

Danish securities, including Class B holdings of Novo Nordisk AS
■

Securities from New Zealand
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity Index Fund (04/02/2007) 1,2	28.74%	16.62%	8.77%
MSCI EAFE ® Index (Net) 3,4	23.03%	12.33%	7.48%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 3,5	28.47%	N/A	N/A
Russell RAFI TM Developed ex US Large Company Index (Net) 3	28.52%	16.90%	8.87%
Fundamental Developed ex US Large Spliced Index	28.47%	16.88%	8.86%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Performance Inception Date	Apr. 02, 2007
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 3,824,000,000
Holdings Count | Holding	925
Advisory Fees Paid, Amount	$ 8,247,882
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,824
Number of Holdings (excludes derivatives)	925
Portfolio Turnover Rate	20%
Advisory Fees Paid by the Fund	$8,247,882
Weighted Average Market Cap (millions)	$89,682
Price/Earnings Ratio (P/E)	14.5
Price/Book Ratio (P/B)	1.3
Foreign Tax Paid and Passed Through	$9,984,292
Gross Income From Foreign Sources	$127,604,875
Qualified Dividend Income	$93,713,959

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive propert
y of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental International Small Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Small Equity Index Fund
Class Name	Schwab Fundamental International Small Equity Index Fund
Trading Symbol	SFILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity Index Fund	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 27.67%. The MSCI EAFE
®
Index (Net)
1
, which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 23.03%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
1
which returned 27.92%
during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
1
may be attributable to, among other things, the
operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Peruvian securities, including Hochschild Mining PLC (which was sold prior to the end of the reporting period)
■

Bermudian securities
Top contributors to total return:
■

Japanese securities, including Ibiden Co. Ltd.
■

Canadian securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performanc
e.
Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI
Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity Index Fund (01/31/2008) 1,2	27.67%	11.57%	7.62%
MSCI EAFE ® Index (Net) 3,4	23.03%	12.33%	7.48%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 3,5	27.92%	N/A	N/A
Russell RAFI TM Developed ex US Small Company Index (Net) 3	28.47%	12.08%	7.93%
Fundamental Developed ex US Small Spliced Index	27.92%	12.01%	7.90%
S&P Developed ex-U.S. Small Cap Index (Net) 3	24.65%	8.82%	6.86%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performanc
e.
Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI
Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Performance Inception Date	Jan. 31, 2008
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 666,000,000
Holdings Count | Holding	1,695
Advisory Fees Paid, Amount	$ 2,365,972
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$666
Number of Holdings (excludes derivatives)	1,695
Portfolio Turnover Rate	27%
Advisory Fees Paid by the Fund	$2,365,972
Weighted Average Market Cap (millions)	$5,687
Price/Earnings Ratio (P/E)	14.7
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$1,843,067
Gross Income From Foreign Sources	$21,024,534
Qualified Dividend Income	$15,691,131
Long Term Capital Gain Distribution	$6,121,382

Holdings [Text Block]
Sector Weightings % of Investments
1
Top Equity Holdings % of Net Assets
Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MS
CI)
and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental Emerging Markets Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental Emerging Markets Equity Index Fund
Class Name	Schwab Fundamental Emerging Markets Equity Index Fund
Trading Symbol	SFENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity Index Fund	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 23.27%. The MSCI Emerging Markets Index (Net)
1
,
which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 27.91%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net)
1
which
returned 23.42% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI Fundamental High Liquidity Emerging Markets Index (Net)
1
may be attributable to, among other
things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Indian securities, including Infosys Ltd.
■

Indonesian securities
Top contributors to total return:
■

Chinese securities, including Alibaba Group Holding Ltd.
■

Taiwanese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performan
ce.
Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity Index Fund (01/31/2008) 1,2	23.27%	14.13%	9.66%
MSCI Emerging Markets Index (Net) 3,4	27.91%	7.46%	7.69%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 3,5	23.42%	N/A	N/A
Russell RAFI TM Emerging Markets Large Company Index (Net) 3	24.50%	14.90%	10.35%
Fundamental Emerging Markets Spliced Index	23.42%	14.73%	10.26%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performan
ce.
Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Performance Inception Date	Jan. 31, 2008
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,340,000,000
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 4,125,808
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,340
Number of Holdings (excludes derivatives)	365
Portfolio Turnover Rate	21%
Advisory Fees Paid by the Fund	$4,125,808
Weighted Average Market Cap (millions)	$168,083
Price/Earnings Ratio (P/E)	10.6
Price/Book Ratio (P/B)	1.3
Foreign Tax Paid and Passed Through	$6,336,151
Gross Income From Foreign Sources	$53,479,779
Qualified Dividend Income	$19,238,158

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Balanced Fund
Shareholder Report [Line Items]
Fund Name	Schwab Balanced Fund
Class Name	Schwab Balanced Fund
Trading Symbol	SWOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Balanced Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 14.27%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 21.45% and 6.16%, respectively. The fund’s internally calculated comparative index, the
Balanced Blended Index (the composite index), returned 14.90%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab Core Equity Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Small-Cap Equity Fund
●
Schwab International Opportunities Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/1996) 1	14.27%	8.85%	8.25%
S&P 500 ® Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Balanced Blended Index	14.90%	9.76%	9.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Nov. 18, 1996
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 738,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$738
Number of Holdings	7
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$200,468
Gross Income From Foreign Sources	$1,293,278
Dividends Received Deduction	15.56%
Qualified Dividend Income	$3,692,305
Long Term Capital Gain Distribution	$17,717,414
Qualified Business Income (199A)	$33,180
Business Interest Deduction (163j)	65.89%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets 1 Portfolio holdings may have changed since the report da te. 1 The holdings listed exclude any temporary liquidity investments.
Largest Holdings [Text Block]	Top Holdings % of Net Assets 1 Portfolio holdings may have changed since the report da te. 1 The holdings listed exclude any temporary liquidity investments.
Schwab MarketTrack All Equity Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab MarketTrack All Equity Portfolio™
Class Name	Schwab MarketTrack All Equity Portfolio™
Trading Symbol	SWEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack All Equity Porfolio	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 19.80%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, returned 21.45%. The fund’s custom blended comparative index, the All Equity
Composite Index (the composite index), returned 20.32%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Index Fund
■

Top detractors from total return:
●
Schwab U.S. REIT ETF
●
While there were no additional underlying funds that detracted from the total return of the fund, Schwab Emerging Markets
Equity ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack All Equity Portfolio (05/19/1998) 1	19.80%	15.09%	10.96%
S&P 500 ® Index	21.45%	17.64%	14.64%
All Equity Composite Index	20.32%	15.64%	11.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	May 19, 1998
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,079,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,268,642
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,079
Number of Holdings	11
Portfolio Turnover Rate	20%
Advisory Fees Paid by the Fund	$1,268,642
Foreign Tax Paid and Passed Through	$1,080,192
Gross Income From Foreign Sources	$9,901,343
Dividends Received Deduction	31.36%
Qualified Dividend Income	$14,991,758
Long Term Capital Gain Distribution	$44,920,103
Qualified Business Income (199A)	$1,667,277

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab MarketTrack Growth Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab MarketTrack Growth Portfolio™
Class Name	Schwab MarketTrack Growth Portfolio™
Trading Symbol	SWHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Growth Porfolio	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 16.79%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 21.45% and 6.16%, respectively. The fund’s custom blended comparative index, the Growth
Composite Index (the composite index), returned 17.30%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Index Fund
■

Top detractors from total return:
●
Schwab U.S. REIT ETF
●
While there were no additional underlying funds that detracted from the total return of the fund, Schwab Emerging Markets
Equity ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio (11/20/1995) 1	16.79%	12.22%	9.40%
S&P 500 ® Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Growth Composite Index	17.30%	12.77%	9.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Nov. 20, 1995
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,050,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,278,492
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,050
Number of Holdings	13
Portfolio Turnover Rate	18%
Advisory Fees Paid by the Fund	$1,278,492
Foreign Tax Paid and Passed Through	$788,311
Gross Income From Foreign Sources	$7,348,294
Dividends Received Deduction	25.50%
Qualified Dividend Income	$12,342,268
Long Term Capital Gain Distribution	$77,081,686
Qualified Business Income (199A)	$1,397,390
Business Interest Deduction (163j)	28.01%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab MarketTrack Balanced Portfolio™
Shareholder Report [Line Items]
Fund Name	Schwab MarketTrack Balanced Portfolio™
Class Name	Schwab MarketTrack Balanced Portfolio™
Trading Symbol	SWBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Balanced Portfolio	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 13.97%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 21.45% and 6.16%, respectively. The fund’s custom blended comparative index, the Balanced
Composite Index (the composite index), returned 14.49%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Top detractors from total return:
●
Schwab U.S. REIT ETF
●
Schwab High Yield Bond ETF
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Balanced Portfolio (11/20/1995) 1	13.97%	9.03%	7.50%
S&P 500 ® Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Balanced Composite Index	14.49%	9.56%	8.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Nov. 20, 1995
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 627,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 775,672
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$627
Number of Holdings	14
Portfolio Turnover Rate	21%
Advisory Fees Paid by the Fund	$775,672
Foreign Tax Paid and Passed Through	$359,140
Gross Income From Foreign Sources	$3,348,440
Dividends Received Deduction	17.89%
Qualified Dividend Income	$5,690,484
Long Term Capital Gain Distribution	$40,873,640
Qualified Business Income (199A)	$643,768
Business Interest Deduction (163j)	50.32%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab MarketTrack Conservative Portfolio™
Shareholder Report [Line Items]
Fund Name	Schwab MarketTrack Conservative Portfolio™
Class Name	Schwab MarketTrack Conservative Portfolio™
Trading Symbol	SWCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Conservative Portfolio	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 11.12%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 21.45% and 6.16%, respectively. The fund’s custom blended comparative index, the
Conservative Composite Index (the composite index), returned 11.59%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Aggregate Bond Index Fund
●
Schwab S&P 500 Index Fund
■

Top detractors from total return:
●
Schwab U.S. REIT ETF
●
Schwab High Yield Bond ETF
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Conservative Portfolio (11/20/1995) 1	11.12%	5.77%	5.46%
S&P 500 ® Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Conservative Composite Index	11.59%	6.30%	6.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Nov. 20, 1995
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 206,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 259,762
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$206
Number of Holdings	14
Portfolio Turnover Rate	23%
Advisory Fees Paid by the Fund	$259,762
Foreign Tax Paid and Passed Through	$81,226
Gross Income From Foreign Sources	$757,033
Dividends Received Deduction	10.21%
Qualified Dividend Income	$1,249,590
Long Term Capital Gain Distribution	$12,878,284
Qualified Business Income (199A)	$134,321
Business Interest Deduction (163j)	69.53%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2010 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2010 Fund
Class Name	Schwab Target 2010 Fund
Trading Symbol	SWBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2010 Fund returned 10.75%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2010 Fund’s internally calculated comparative index, the Target 2010 Composite Index (the composite index), returned 10.76%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)
●
Loomis Sayles Investment Grade Bond Fund (Class Y)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (07/01/2005) 1	10.75%	5.40%	5.47%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2010 Composite Index	10.76%	5.66%	5.67%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 43,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$43
Number of Holdings	21
Portfolio Turnover Rate	16%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$9,134
Gross Income From Foreign Sources	$71,418
Dividends Received Deduction	8.99%
Qualified Dividend Income	$216,294
Long Term Capital Gain Distribution	$1,338,322
Qualified Business Income (199A)	$22,589
Business Interest Deduction (163j)	57.44%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2015 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2015 Fund
Class Name	Schwab Target 2015 Fund
Trading Symbol	SWGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2015 Fund returned 11.39%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2015 Fund’s internally calculated comparative index, the Target 2015 Composite Index (the composite index), returned 11.37%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)
●
Driehaus Small Cap Growth Fund (Institutional Shares)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (03/12/2008) 1	11.39%	5.81%	5.72%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2015 Composite Index	11.37%	6.15%	5.97%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Mar. 12, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 47,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$47
Number of Holdings	21
Portfolio Turnover Rate	17%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$12,832
Gross Income From Foreign Sources	$99,890
Dividends Received Deduction	10.20%
Qualified Dividend Income	$278,188
Long Term Capital Gain Distribution	$2,220,953
Qualified Business Income (199A)	$29,237
Business Interest Deduction (163j)	56.92%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2020 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2020 Fund
Class Name	Schwab Target 2020 Fund
Trading Symbol	SWCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2020 Fund returned 11.79%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2020 Fund’s internally calculated comparative index, the Target 2020 Composite Index (the composite index), returned 11.78%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Driehaus Small Cap Growth Fund (Institutional Shares)
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (07/01/2005) 1	11.79%	6.14%	6.11%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2020 Composite Index	11.78%	6.48%	6.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 296,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$296
Number of Holdings	21
Portfolio Turnover Rate	9%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$86,233
Gross Income From Foreign Sources	$674,670
Dividends Received Deduction	10.96%
Qualified Dividend Income	$1,912,500
Long Term Capital Gain Distribution	$15,898,463
Qualified Business Income (199A)	$202,639
Business Interest Deduction (163j)	55.79%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2025 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2025 Fund
Class Name	Schwab Target 2025 Fund
Trading Symbol	SWHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2025 Fund returned 12.30%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2025 Fund’s internally calculated comparative index, the Target 2025 Composite Index (the composite index), returned 12.19%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Top detractors from total return:
●
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Class) (which was sold prior to the end of the reporting period)
●
While there were no additional underlying funds that detracted from the total return of the fund, ClearBridge Small Cap Growth
Fund (Class IS) was the smallest contributor to total return (which was sold prior to the end of the reporting period)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2025 Fund (03/12/2008) 1	12.30%	7.24%	6.88%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2025 Composite Index	12.19%	7.69%	7.26%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Mar. 12, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 425,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$425
Number of Holdings	21
Portfolio Turnover Rate	13%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$154,072
Gross Income From Foreign Sources	$1,163,736
Dividends Received Deduction	12.06%
Qualified Dividend Income	$3,068,673
Long Term Capital Gain Distribution	$18,704,502
Qualified Business Income (199A)	$314,658
Business Interest Deduction (163j)	61.52%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2030 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2030 Fund
Class Name	Schwab Target 2030 Fund
Trading Symbol	SWDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2030 Fund returned 14.42%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2030 Fund’s internally calculated comparative index, the Target 2030 Composite Index (the composite index), returned 14.30%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)
●
Driehaus Small Cap Growth Fund (Institutional Shares)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (07/01/2005) 1	14.42%	8.83%	7.83%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2030 Composite Index	14.30%	9.39%	8.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,031,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,031
Number of Holdings	22
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$549,280
Gross Income From Foreign Sources	$3,492,314
Dividends Received Deduction	15.64%
Qualified Dividend Income	$8,193,550
Long Term Capital Gain Distribution	$33,458,443
Qualified Business Income (199A)	$875,429
Business Interest Deduction (163j)	42.48%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2035 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2035 Fund
Class Name	Schwab Target 2035 Fund
Trading Symbol	SWIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2035 Fund returned 15.99%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2035 Fund’s internally calculated comparative index, the Target 2035 Composite Index (the composite index), returned 15.87%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Treasury Inflation Protected Securities Index Fund
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (03/12/2008) 1	15.99%	10.00%	8.51%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2035 Composite Index	15.87%	10.64%	9.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Mar. 12, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 670,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$670
Number of Holdings	22
Portfolio Turnover Rate	15%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$454,821
Gross Income From Foreign Sources	$2,571,257
Dividends Received Deduction	18.76%
Qualified Dividend Income	$5,605,920
Long Term Capital Gain Distribution	$9,096,227
Qualified Business Income (199A)	$622,222
Business Interest Deduction (163j)	34.73%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2040 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2040 Fund
Class Name	Schwab Target 2040 Fund
Trading Symbol	SWERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2040 Fund returned 17.14%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2040 Fund’s internally calculated comparative index, the Target 2040 Composite Index (the composite index), returned 17.12%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Allspring Core Plus Bond Fund (Class R6)
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund ( 07/01/2005) 1	17.14%	10.93%	9.05%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2040 Composite Index	17.12%	11.63%	9.65%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,313,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,313
Number of Holdings	21
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$1,090,468
Gross Income From Foreign Sources	$5,728,871
Dividends Received Deduction	21.84%
Qualified Dividend Income	$12,039,196
Long Term Capital Gain Distribution	$31,472,514
Qualified Business Income (199A)	$1,333,736
Business Interest Deduction (163j)	26.58%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2045 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2045 Fund
Class Name	Schwab Target 2045 Fund
Trading Symbol	SWMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Fund*	$0	0.00%
*
Expenses were
reduced by
a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2045 Fund returned 18.24%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2045 Fund’s internally calculated comparative index, the Target 2045 Composite Index (the composite index), returned 18.20%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Allspring Core Plus Bond Fund (Class R6)
●
Schwab Short-Term Bond Index Fund
Portfolio
holdings
may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2045 Fund (01/23/2013) 1	18.24%	11.70%	9.48%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2045 Composite Index	18.20%	12.50%	10.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jan. 23, 2013
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 367,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets ( millions )	$367
Number of Holdings	21
Portfolio Turnover Rate	9%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$335,361
Gross Income From Foreign Sources	$1,658,317
Dividends Received Deduction	24.78%
Qualified Dividend Income	$3,358,409
Long Term Capital Gain Distribution	$3,434,223
Qualified Business Income (199A)	$388,187
Business Interest Deduction (163j)	21.46%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2050 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2050 Fund
Class Name	Schwab Target 2050 Fund
Trading Symbol	SWNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended
October 31, 2025
, the 2050 Fund returned 18.96%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2050 Fund’s internally calculated comparative index, the Target 2050 Composite Index (the composite index), returned 18.98%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period,
there were
no detractors from the
return of
the fund. However, the smallest contributors to total return were:
●
Allspring
Core Plus
Bond Fund (Class R6)
●
Schwab Short-Term Bond Index Fund
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2050 Fund (01/23/2013) 1	18.96%	12.24%	9.77%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2050 Composite Index	18.98%	13.03%	10.42%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jan. 23, 2013
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 376,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$376
Number of Holdings	21
Portfolio Turnover Rate	7%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$382,420
Gross Income From Foreign Sources	$1,780,230
Dividends Received Deduction	26.91%
Qualified Dividend Income	$3,596,470
Long Term Capital Gain Distribution	$4,453,557
Qualified Business Income (199A)	$429,665
Business Interest Deduction (163j)	15.29%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2055 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2055 Fund
Class Name	Schwab Target 2055 Fund
Trading Symbol	SWORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2055 Fund returned 19.44%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2055 Fund’s internally calculated comparative index, the Target 2055 Composite Index (the composite index), returned 19.43%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Baird Aggregate Bond Fund (Institutional Class)
●
Schwab Short-Term Bond Index Fund
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2055 Fund (01/23/2013) 1	19.44%	12.46%	9.90%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2055 Composite Index	19.43%	13.35%	10.62%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jan. 23, 2013
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 273,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$273
Number of Holdings	20
Portfolio Turnover Rate	6%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$295,932
Gross Income From Foreign Sources	$1,335,096
Dividends Received Deduction	27.62%
Qualified Dividend Income	$2,646,823
Long Term Capital Gain Distribution	$3,467,066
Qualified Business Income (199A)	$323,196
Business Interest Deduction (163j)	11.48%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2060 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2060 Fund
Class Name	Schwab Target 2060 Fund
Trading Symbol	SWPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2060 Fund returned 19.90%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2060 Fund’s internally calculated comparative index, the Target 2060 Composite Index (the composite index), returned 19.74%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Allspring Core Plus Bond Fund (Class R6)
●
Schwab Short-Term Bond Index Fund
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Target 2060 Fund (08/25/2016) 1	19.90%	12.74%	10.63%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.59%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.51%
Target 2060 Composite Index	19.74%	13.63%	11.18%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 120,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$120
Number of Holdings	19
Portfolio Turnover Rate	5%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$125,724
Gross Income From Foreign Sources	$551,435
Dividends Received Deduction	28.23%
Qualified Dividend Income	$1,045,133
Long Term Capital Gain Distribution	$1,166,977
Qualified Business Income (199A)	$130,985
Business Interest Deduction (163j)	8.96%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Schwab Target 2065 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2065 Fund
Class Name	Schwab Target 2065 Fund
Trading Symbol	SWQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2065 Fund returned 20.09%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2065 Fund’s internally calculate
d com
parative index, the Target 2065 Composite Index (the composite index), returned 20.05%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. Aggregate Bond Index Fund
●
Schwab Short-Term Bond Index Fund
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (February 25, 2021 - October 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception
Fund: Schwab Target 2065 Fund (02/25/2021) 1	20.09%	9.27%
Dow Jones U.S. Total Stock Market Index SM	20.90%	13.23%
Bloomberg US Aggregate Bond Index	6.16%	0.15%
Target 2065 Composite Index	20.05%	10.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Feb. 25, 2021
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 40,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$40
Number of Holdings	18
Portfolio Turnover Rate	4%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$37,608
Gross Income From Foreign Sources	$161,578
Dividends Received Deduction	28.44%
Qualified Dividend Income	$300,045
Long Term Capital Gain Distribution	$281,510
Qualified Business Income (199A)	$37,391
Business Interest Deduction (163j)	5.24%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
[2]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.